Reportable Segments and Geographic Information - Information By Industry Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information
Assets	$ 266,147	$ 351,805	$ 61,952
Goodwill	8,327	8,327	8,327
Depreciation and amortization	5,832	4,401	4,718
Segment, Expenditure, Addition to Long-Lived Assets	13,462	14,081	9,951
Electric Motorcycles
Segment Reporting Information
Assets	232,981	323,108	38,762
Goodwill	7,668	7,668	7,668
Depreciation and amortization	5,312	3,882	4,220
Segment, Expenditure, Addition to Long-Lived Assets	13,453	14,081	9,792
STACYC
Segment Reporting Information
Assets	33,166	28,697	23,190
Goodwill	659	659	659
Depreciation and amortization	520	519	498
Segment, Expenditure, Addition to Long-Lived Assets	$ 9	$ 0	$ 159